Consolidated statement of comprehensive income - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Loss for the year	€ (110,282)	€ (305,292)	€ (319,672)
Items that may be reclassified to profit or loss in subsequent periods
Exchange differences on translation of foreign operations	(65)	98	(14)
Income tax related to these items	0	0	0
Other comprehensive income/(loss) that may be reclassified to profit or loss in subsequent periods, net of tax	(65)	98	(14)
Items that may not be reclassified to profit or loss in subsequent periods
Changes in the fair value of equity investments at fair value through other comprehensive income	(14,832)	(10,595)	0
Remeasurements of post-employment benefit obligations	(9)	(27)	0
Income tax related to these items	461	326	0
Other comprehensive income/(loss) that may not be reclassified to profit or loss in subsequent periods, net of tax	(14,380)	(10,296)	0
Other comprehensive income/(loss) for the year, net of tax	(14,445)	(10,198)	(14)
Total comprehensive income/(loss) for the year, net of tax	(124,727)	(315,490)	(319,686)
Attributable to:
Equity holders of the Company	(124,343)	(314,976)	(319,686)
Non-controlling interests	€ (384)	€ (514)	€ 0